Revolving Credit Facility – M&T Bank	12 Months Ended
Dec. 31, 2025
Revolving Credit Facility Mt Bank
Revolving Credit Facility – M&T Bank

Note 6 Revolving Credit Facility – M&T Bank

On November 8, 2023, Syntec Optics Holdings, Inc. (the “Company”) entered into an Amended and Restated Credit Agreement (the “Credit Agreement”) with M&T Bank to refinance prior indebtedness. The Credit Agreement provides for a revolving credit facility (the “Revolving Facility”) and previously provided for term and equipment loan facilities.

As of December 31, 2025 and 2024, the Revolving Facility has a maximum commitment of $7.5 million and $8.0 million, respectively, and matures in November 2026. Borrowings bear interest at a rate equal to one-month Secured Overnight Financing Rate (“SOFR”) plus a margin of 3.00%, for both periods. Interest is payable monthly.

As of December 31, 2025 and December 31, 2024, outstanding borrowings under the Revolving Facility were $6,763,863 and $6,263,863, respectively. The weighted average interest rate on outstanding borrowings at December 31, 2025 was approximately consistent with market SOFR plus the contractual margin.

The Credit Agreement contains customary representations and warranties and affirmative and negative covenants, including financial covenants requiring the Company to maintain a minimum fixed charge coverage ratio and a maximum total leverage ratio.

During 2024 and 2025, the Company obtained certain amendments and waivers related to financial covenant compliance. On November 12, 2025, the Company received a written waiver from M&T Bank with respect to certain covenant defaults as of September 30, 2025. In connection with the waiver, the Company agreed to:

●	Repay approximately $1.37 million of outstanding term and equipment indebtedness;

●	Reduce the revolving commitment from $8.0 million to $7.5 million; and

●	Execute subordination agreements with respect to shareholder indebtedness.

The Company paid a prepayment premium of $63,416 in connection with the repayment of term and equipment debt. No amendment fees were paid to the lender in November or December 2025. See further discussion of this debt in Note 7.

Effective December 31, 2025, the Company entered into a Second Amendment to the Credit Agreement and executed a replacement revolving note reflecting the reduced commitment. The amendment did not modify the November 2026 maturity date or the applicable covenant thresholds for 2026.

As of December 31, 2025, and through the date of this filing, the Company was in compliance with all financial covenants under the Credit Agreement.

The Revolving Facility is classified as a current liability as of December 31, 2025 due to its November 2026 contractual maturity.

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025 AND 2024